Consolidated statement of financial position - GBP (£) £ in Millions	Sep. 30, 2026	Mar. 31, 2026
Non-current assets
Goodwill	£ 9,406	£ 9,417
Other intangible assets	3,973	3,879
Property, plant and equipment	86,667	81,520
Other non-current assets	1,424	1,384
Pensions and other post-retirement benefit assets	2,617	2,507
Financial and other investments	1,898	842
Investments in joint ventures and associates	681	624
Derivative financial assets	558	623
Total non-current assets	107,224	100,796
Current assets
Inventories	738	559
Trade and other receivables	2,965	3,867
Current tax assets	10	16
Financial and other investments	3,015	2,453
Derivative financial assets	162	215
Cash and cash equivalents	308	375
Total current assets	7,198	7,485
Total assets	114,422	108,281
Current liabilities
Borrowings	(5,474)	(3,900)
Derivative financial liabilities	(339)	(268)
Trade and other payables	(5,108)	(5,049)
Contract liabilities	(96)	(110)
Current tax liabilities	(48)	(45)
Provisions	(596)	(425)
Total current liabilities	(11,661)	(9,797)
Non-current liabilities
Borrowings	(45,748)	(42,855)
Derivative financial liabilities	(1,046)	(750)
Other non-current liabilities	(1,147)	(1,114)
Contract liabilities	(2,875)	(2,699)
Deferred tax liabilities	(9,470)	(9,040)
Pensions and other post-retirement benefit obligations	(326)	(360)
Provisions	(2,334)	(2,336)
Total non-current liabilities	(62,946)	(59,154)
Total liabilities	(74,607)	(68,951)
Net assets	39,815	39,330
Equity
Share capital	653	647
Share premium account	1,277	1,285
Retained earnings	42,391	41,909
Other equity reserves	(4,542)	(4,542)
Total shareholders’ equity	39,779	39,299
Non-controlling interests	36	31
Total equity	£ 39,815	£ 39,330